Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net earnings	$ 5,416	$ 2,591	$ 2,397
Net change in derivative financial instruments designated as cash flow hedges
Unrealized income, net of taxes of $13 million (2018 – $nil, 2017 – $9 million)	99	5	53
Reclassification to net earnings, net of taxes of $5 million (2018 – $6 million, 2017 – $5 million)	(41)	(39)	(33)
Net change in derivative financial instruments designated as cash flow hedges	58	(34)	20
Foreign currency translation adjustment
Translation of net investment	(146)	224	(158)
Other comprehensive income (loss), net of taxes	(88)	190	(138)
Comprehensive income	$ 5,328	$ 2,781	$ 2,259